Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note L    Income Taxes

The benefit for income taxes is as follows:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Current
Federal	$—	$29	$812
State	10	24	(4)
Deferred
Federal	—	(29)	(10,488)
State	(10)	(24)	(2,145)

	$—	$—	$(11,825)

The difference between the total expected tax benefit (computed by applying the U.S. Federal tax rate of 35% to pretax income in 2011, 2010 and 2009) and the reported income tax benefit relating to loss before income taxes is as follows:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Tax rate applied to income (loss) before income taxes	$2,333	$(11,622)	$(55,479)
Increase (decrease) resulting from the effects of:
Goodwill impairment	—	—	17,435
Tax exempt interest on obligations of states and political subdivisions	(143)	(177)	(168)
State income taxes	(173)	506	1,868
Stock compensation	132	150	179
Other	281	174	1,108

Federal tax benefit before valuation allowance	2,430	(10,969)	(35,057)
State tax benefit before valuation allowance	494	(1,666)	(6,419)

Total income tax benefit	2,924	(12,635)	(41,476)
Change in valuation allowance	(2,924)	12,635	29,651

Income tax benefit	$—	$—	$(11,825)

The net deferred tax assets (liabilities) are comprised of the following:

	December 31
	2011	2010
	(In thousands)
Allowance for loan losses	$10,372	$15,304
Other real estate owned	4,009	4,690
Capital losses	384	386
Accrued stock compensation	417	351
Federal tax loss carryforward	42,235	39,973
State tax loss carryforward	8,010	7,961
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,202	1,034
Other	306	437

Gross deferred tax assets	68,239	71,440
Less: Valuation allowance	(44,938)	(47,862)

Deferred tax assets net of valuation allowance	23,301	23,578
Depreciation	(1,694)	(1,909)
Deposit base intangible	(843)	(1,172)
Net unrealized securities gains	(3,287)	(1,152)
Accrued interest and fee income	(661)	(394)

Gross deferred tax liabilities	(6,485)	(4,627)

Net deferred tax assets	$16,816	$18,951

Although realization is not assured, the Company believes that the realization of the recognized net deferred tax asset of $16.8 million is more likely than not based on expectations as to future taxable income and available tax planning strategies, as defined in ASC 740, that could be implemented if necessary to prevent a carryforward from expiring. The Company's net deferred tax asset (DTA) of $16.8 million consists of approximately $48.0 million of net U.S. federal DTAs, $13.7 million of net state DTAs, a $34.1 million federal DTA valuation allowance, and a $10.8 million state DTA valuation allowance.

As a result of the losses incurred in 2008, the Company reached a three-year cumulative pretax loss position at December 31, 2008. Losses in 2009 and 2010 added to this cumulative loss position that is considered significant negative evidence in assessing the realizability of a DTA. Earnings for 2011 provides initial positive evidence that may be used prospectively to offset the negative evidence in addition to forecasts of sufficient taxable income in the carryforward period, exclusive of tax planning strategies and sufficient tax planning strategies that could produce income sufficient to fully realize the DTAs. In general, the Company would need to generate approximately $137 million of taxable income during the respective carryforward periods to fully realize its federal DTAs, and $249 million to realize state DTAs. The Company believes only a portion of the federal and state DTAs can be realized from tax planning strategies and a forecast of taxable earnings; therefore, a valuation allowance of $34.1 million and $10.8 million was recorded, respectively, for federal and state DTAs. The amount of the DTA considered realizable, however, could be reduced if estimates of future taxable income during the carryforward period are lower than forecasted due to further deterioration in market conditions.

The federal and state net operating loss carryforwards expire in annual installments beginning in 2029 and run through 2031.

The Company recognizes interest and penalties related, as appropriate, as part of the provisioning for income taxes. No interest or penalties were accrued at December 31, 2011.

The Company has no unrecognized income tax benefits or provisions due to uncertain income tax positions. The Internal Revenue Service (IRS) examined the federal income tax returns for the years 2006, 2007, 2008 and 2009. The IRS did not propose any adjustments related to this examination. The following are the major tax juris- dictions in which the Company operates and the earliest tax year subject to examination:

Jurisdiction	Tax Year
United States of America	2010
Florida	2008

Income taxes related to securities transactions were $471,000, $1,422,000 and $2,083,000 in 2011, 2010 and 2009, respectively.